Asset Dispositions and Impairments (Tables)	12 Months Ended
Dec. 31, 2011
Asset Dispositions and Impairments [Abstract]
Impairment charges recorded to segment asset groups

	Year Ended December 31,
	2011	2010	2009
Americas	$5	$2	$37
EAME	2	—	4

Total	$7	$2	$41